Strategist Income Fund, Inc.


1997 Semi Annual Report


                                              Strategist Government Income Fund

                                                     Strategist High Yield Fund

                                                 Strategist Quality Income Fund

American Express Financial Direct

 Table of contents


Financial statements (Strategist Income Fund)                     1
Notes to financial statements (Strategist Income Fund)            6
Financial statements (Government Income Portfolio)               13
Notes to financial statements (Government Income Portfolio)      16
Investments in securities (Government Income Portfolio)          20
Financial statements (High Yield Portfolio)                      28
Notes to financial statements (High Yield Portfolio)             31
Investments in securities (High Yield Portfolio)                 36
Financial statements (Quality Income Portfolio)                  46
Notes to financial statements (Quality Income Portfolio)         49
Investments in securities (Quality Income Portfolio)             53


 Financial statements

Statements of assets and liabilities
Strategist Income Fund, Inc.
Nov. 30, 1997 (Unaudited)

                                                              Strategist            Strategist         Strategist
                                                             Government                   High            Quality
                                                             Income Fund            Yield Fund        Income Fund
Assets
Investment in corresponding
  Portfolio (Note 1)                                            $659,960            $1,004,679           $630,472
Expense reimbursement
  receivable from AEFC                                                --                    18                 --
Organizational costs (Note 1)                                      1,844                 1,837              2,198
                                                                   -----                 -----              -----
Total assets                                                     661,804             1,006,534            632,670
                                                                 -------             ---------            -------

Liabilities
Dividends payable to shareholders                                    200                   430                315
Accrued distribution fee                                               8                    13                  8
Other accrued expenses                                            71,993                30,504             17,100
                                                                  ------                ------             ------
Total liabilities                                                 72,201                30,947             17,423
                                                                  ------                ------             ------
Net assets applicable to
  outstanding capital stock                                     $589,603            $  975,587           $615,247
                                                                --------            ----------           --------

Represented by
Capital stock-- $.01 par value (Note 1)                         $  1,182            $    2,130           $    654
Additional paid in capital                                       577,357               919,641            584,124
Undistributed net investment income                                  391                 1,795                403
Accumulated net realized gain (loss)(Note 4)                      (7,125)                3,510               (827)
Unrealized appreciation (depreciation)
  on investments                                                  17,798                48,511             30,893
Total -- representing net assets applicable
  to outstanding capital stock                                  $589,603            $  975,587           $615,247
                                                                --------            ----------           --------
Shares outstanding                                               118,177               212,956             65,358
                                                                 -------               -------             ------
Net asset value per share of
  outstanding capital stock                                     $   4.99            $     4.58           $   9.41
                                                                   -----                 -----              -----
See accompanying notes to financial statements.


                                                Strategist Income Fund, Inc.


Statements of operations
Strategist Income Fund, Inc.
Six months ended Nov. 30, 1997 (Unaudited)


                                                              Strategist            Strategist         Strategist
                                                             Government                   High            Quality
                                                             Income Fund            Yield Fund        Income Fund
Investment income
Income:
Dividends                                                       $     --               $ 3,438             $  151
Interest                                                          21,571                43,655             21,366
                                                                  ------                ------             ------
Total income                                                      21,571                47,093             21,517
                                                                  ------                ------             ------
Expenses (Note 2):
Expenses allocated from
  corresponding Portfolio                                          1,618                 2,910              1,599
Distribution fee                                                     701                 1,252                745
Transfer agency fee                                                   71                   506                105
Administrative services fees and expenses                            140                   251                149
Registration fees                                                    --                 12,558                272
Audit fees                                                           600                 1,600                300
Other                                                                 79                   258                 98
Total expenses                                                     3,209                19,335              3,268
  Less expenses reimbursed by AEFC                                  (112)              (13,300)              (193)
                                                                    ----               -------               ----
Total net expenses                                                 3,097                 6,035              3,075
                                                                   -----                 -----              -----
Investment income (loss)-- net                                    18,474                41,058             18,442
                                                                  ------                ------             ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
  Security transactions                                            6,165                11,898                683
  Financial futures                                              (10,771)                   --             (3,941)
  Options contracts written                                       (1,009)                   --                 --
                                                                  ------                ------              -----
Net realized gain (loss) on investments                           (5,615)               11,898             (3,258)
Net change in unrealized appreciation
  (depreciation) on investments                                   13,289                25,068             21,591
                                                                  ------                ------             ------
Net gain (loss) on investments                                     7,674                36,966             18,333
                                                                   -----                ------             ------
Net increase (decrease) in net assets
  resulting from operations                                      $26,148               $78,024            $36,775
                                                                 -------               -------            -------
See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Income Fund, Inc.

                                                                             Strategist Government Income Fund

                                                                      Six months ended       For the period from
                                                                         Nov. 30, 1997         June 10, 1996* to
                                                                           (Unaudited)              May 31, 1997
Operations and distributions
Investment income (loss)-- net                                                $ 18,474                  $ 30,968
Net realized gain (loss) on investments                                         (5,615)                    3,003
Net change in unrealized appreciation
   (depreciation) on investments                                                13,289                     4,509
                                                                                ------                     -----
Net increase (decrease) in net assets
   resulting from operations                                                    26,148                    38,480
                                                                                ------                    ------
Distributions to shareholders from:
   Net investment income                                                       (19,500)                  (30,279)
   Net realized gain                                                                --                   (4,513)
                                                                                ------                    ------
Total distributions                                                            (19,500)                  (34,792)
                                                                               -------                   -------


Capital share transactions (Note 3)
Proceeds from sales                                                             18,048                   485,789
Reinvestment of distributions at net asset value                                19,400                    34,648
Payments for redemptions                                                        (2,349)                  (16,269)
                                                                                ------                   -------
Increase (decrease) in net assets from
   capital share transactions                                                   35,099                   504,168
                                                                                ------                   -------
Total increase (decrease) in net assets                                         41,747                   507,856
Net assets at beginning of period (Note 1)                                     547,856                    40,000
                                                                               -------                    ------
Net assets at end of period                                                   $589,603                  $547,856
                                                                              --------                  --------
Undistributed  net investment income                                          $    391                  $  1,417
                                                                                ------                   -------
*Commencement of operations.
See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Income Fund, Inc.

                                                                              Strategist High Yield Fund

                                                                      Six months ended       For the period from
                                                                         Nov. 30, 1997          June 10, 1996* to
                                                                           (Unaudited)               May 31, 1997
Operations and distributions
Investment income (loss)-- net                                                $ 41,058                  $ 50,916
Net realized gain (loss) on investments                                         11,898                    (8,388)
Net change in unrealized appreciation
   (depreciation) on investments                                                25,068                    23,443
                                                                                ------                    ------
Net increase (decrease) in net assets
   resulting from operations                                                    78,024                    65,971
                                                                                ------                    ------
Distributions to shareholders from:
   Net investment income                                                       (40,406)                  (50,495)
                                                                               -------                   -------


Capital share transactions (Note 3)
Proceeds from sales                                                            131,547                   884,081
Reinvestment of distributions at net asset value                                39,554                    50,255
Payments for redemptions                                                      (193,004)                  (19,940)
                                                                              --------                   -------
Increase (decrease) in net assets from
   capital share transactions                                                  (21,903)                  914,396
                                                                               -------                   -------
Total increase (decrease) in net assets                                         15,715                   929,872
Net assets at beginning of period (Note 1)                                     959,872                    30,000
                                                                               -------                    ------
Net assets at end of period                                                   $975,587                  $959,872
                                                                              --------                  --------
Undistributed net investment income                                            $ 1,795                   $ 1,143
                                                                               -------                   -------
*Commencement of operations.

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Income Fund, Inc.


                                                                              Strategist Quality Income Fund

                                                                      Six months ended       For the period from
                                                                         Nov. 30, 1997          June 10, 1996* to
                                                                           (Unaudited)               May 31, 1997
Operations and distributions
Investment income (loss)-- net                                                $ 18,442                  $ 30,582
Net realized gain (loss) on investments                                         (3,258)                    2,511
Net change in unrealized appreciation
   (depreciation) on investments                                                21,591                     9,302
                                                                                ------                     -----
Net increase (decrease) in net assets
   resulting from operations                                                    36,775                    42,395
                                                                                ------                    ------
Distributions to shareholders from:
   Net investment income                                                       (19,731)                  (29,382)
                                                                               -------                   -------

Capital share transactions (Note 3)
Proceeds from sales                                                             23,443                   511,382
Reinvestment of distributions at net asset value                                19,638                    29,123
Payments for redemptions                                                       (19,678)                   (8,718)
                                                                               -------                    ------
Increase (decrease) in net assets from
   capital share transactions                                                   23,403                   531,787
                                                                                ------                   -------
Total increase (decrease) in net assets                                         40,447                   544,800
Net assets at beginning of period (Note 1)                                     574,800                    30,000
                                                                               -------                    ------
Net assets at end of period                                                   $615,247                  $574,800
                                                                              --------                  --------
Undistributed net investment income                                             $  403                   $ 1,692
                                                                                ------                   -------
*Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements

Strategist Income Fund, Inc.
(Unaudited as to Nov. 30, 1997)

1. Summary of significant accounting policies

      Strategist Government Income Fund (Government Income Fund), Strategist High Yield Fund (High Yield Fund), and Strategist Quality Income Fund (Quality Income Fund) are series of capital stock within Strategist Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. Each Fund has 3 billion authorized shares of capital stock. On April 15, 1996, American Express Financial Corporation (AEFC) invested $40,000 in Government Income Fund, $30,000 in High Yield Fund, and $30,000 in Quality Income Fund which represented 8,147 shares for Strategist Government Income Fund, 6,961 shares for Strategist High Yield Fund, and 3,352 shares for Strategist High Yield Fund. Operations did not formally commence until June 10, 1996.

      Investments in Portfolios

      Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Income Trust (the Trust).

      Government Income Fund invests all of its assets in the Government Income Portfolio, an open end investment company that has the same objectives as the Fund. Government Income Portfolio invests primarily in U.S. government and government agency securities.

      High Yield Fund invests all of its assets in the High Yield Portfolio, an open end investment company that has the same objectives as the Fund. High Yield Portfolio invests primarily in long term corporate bonds in the lower ranking categories, commonly known as junk bonds.

      Quality Income Fund invests all of its assets in the Quality Income Portfolio, an open end investment company that has the same objectives as the Fund. Quality Income Portfolio invests primarily in investment grade bonds.

      Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of Nov. 30, 1997, the percentages of the corresponding Portfolio owned by Government Income Fund, High Yield Fund, and Quality Income Fund were 0.03%, 0.03%, and 0.04%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Organizational costs

      Each Fund incurred organizational expenses in connection with the start up and initial registration of the Fund. These costs will be amortized over 60 months on a straight line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

      Federal taxes

      Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

      Dividends to shareholders

      Dividends from net investment income, declared daily and paid monthly for Government Income Fund, High Yield Fund, and Quality Income Fund, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      At Nov. 30, 1997, AEFC owned 112,924 shares of Government Income Fund, 131,030 shares of High Yield Fund, and 61,154 shares of Quality Income Fund.


2. Expenses and sales charges

      In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

      Each Fund entered into agreements with AEFC a fee for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, each Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $25.

      Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

      A redemption fee of 0.50% is applied and retained by High Yield Fund if shares are redeemed or exchanged within 180 days of purchase.

      AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until Dec. 31, 1998. Under this agreement, each Fund's total expenses will not exceed 1.10% (1.20% for Strategist High Yield Fund) of each of the Fund's average daily net assets.

3. Capital share transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                     Six Months ended Nov. 30, 1997

                                 Government        High       Quality
                                     Income       Yield        Income
                                       Fund        Fund          Fund

Sold                                  3,624      28,961         2,513
Reinvested dividends                  3,899       8,660         2,105
Redemptions                            (469)    (42,146)       (2,097)
                                       ----     -------        ------
Net increase (decrease)               7,054      (4,525)        2,521
                                      -----      ------         -----

                                      Period ended May 31, 1997

                                 Government        High       Quality
                                     Income       Yield        Income
                                      Fund*       Fund*         Fund*

Sold                                 99,299     203,619        57,264
Reinvested dividends                  6,996      11,458         3,164
Redemptions                          (3,319)     (4,557)        (943)
                                     ------      ------         ----
Net increase (decrease)             102,976     210,520        59,485
                                    -------     -------        ------
*Inception date was June 10, 1996.

4. Capital loss carryover

      For federal income tax purposes, Government Income Fund and High Yield Fund had capital loss carryovers at May 31, 1997 of $851 and $8,417, respectively, that if not offset by subsequent capital gains, will expire in 2005 and 2006. It is unlikely the board will authorize a distribution of any net realized gains for a Fund until its available capital loss carryover has been offset or expires.


5. Financial highlights

      The tables below show certain important information for evaluating each Fund's results.

      Government Income Fund

      Fiscal period ended May 31,

Per share income and capital changes(a)
                                                                                          1997(c)               1997(b)
Net asset value, beginning of period                                                     $4.93                 $4.91
Income from investment operations:
Net investment income (loss)                                                               .16                   .30
Net gains (losses) (both realized and unrealized)                                          .07                   .06
Total from investment operations                                                           .23                   .36
Less distributions:
Dividends from net investment income                                                      (.17)                 (.30)
Distributions from realized gains                                                           --                  (.04)
Total distributions                                                                       (.17)                 (.34)
Net asset value, end of period                                                           $4.99                 $4.93
Ratios/supplemental data
Net assets, end of period (in thousands)                                                  $590                  $548
Ratio of expenses to average daily net assets                                             1.10%d,e              1.10%d,e
Ratio of net income (loss) to average daily net assets                                    6.59%e                6.48%e
Portfolio turnover rate (excluding short term securities)                                   89%                  146%
Total return                                                                               4.8%                  7.6%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Inception date was June 10, 1996.
(c) Six months ended Nov. 30, 1997. (Unaudited).
(d) The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
    Without this agreement, the ratio of expenses to average daily net assets would have been 1.14% for the six months ended Nov. 30, 1997 and 25.68% for the period ended May 31, 1997.
(e) Adjusted to an annual basis.


High Yield Fund
Fiscal period ended May 31,

Per share income and capital changes(a)
                                                                                          1997(c)               1997(b)
Net asset value, beginning of period                                                     $4.41                 $4.31
Income from investment operations:
Net investment income                                                                      .19                   .38
Net gains (losses) (both realized and unrealized)                                          .16                   .09
Total from investment operations                                                           .35                   .47
Less distributions:
Dividends from net investment income                                                      (.18)                 (.37)
Net asset value, end of period                                                           $4.58                 $4.41
Ratios/supplemental data
Net assets, end of period (in thousands)                                                  $976                  $960
Ratio of expenses to average daily net assets                                            1.20%d,e              1.19%d,e
Ratio of net income (loss) to average daily net assets                                   8.20%e                8.90%e
Portfolio turnover rate (excluding short term securities)                                  45%                   92%
Total return                                                                              8.1%                 11.4%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Inception date was June 10, 1996.
(c) Six months ended Nov. 30, 1997. (Unaudited).
(d) The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
    Without this agreement, the ratio of expenses to average daily net assets would have been 3.86% for the six months ended Nov. 30, 1997 and 11.48% for the period ended May 31, 1997.
(e) Adjusted to an annual basis.


Quality Income Fund

Fiscal period ended May 31,

Per share income and capital changesa
                                                                                         1997(c)              1997(b)
Net asset value, beginning of period                                                    $9.15                $8.95
Income from investment operations:
Net investment income (loss)                                                              .29                  .55
Net gains (losses) (both realized and unrealized)                                         .28                  .18
Total from investment operations                                                          .57                  .73
Less distributions:
Dividends from net investment income                                                     (.31)                (.53)
Net asset value, end of period                                                          $9.41                $9.15
Ratios/supplemental data
Net assets, end of period (in thousands)                                                 $615                 $575
Ratio of expenses to average daily net assets                                           1.03%d,e             1.10%d,e
Ratio of net income (loss) to average daily net assets                                  6.19%e               6.33%e
Portfolio turnover rate (excluding short term securities)                                  9%                  31%
Total return                                                                             6.3%                 8.3%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Inception date was June 10, 1996.
(c) Six months ended Nov. 30, 1997. (Unaudited).
(d) The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
    Without this agreement,  the ratio of expenses to average daily net assets would have been 1.10% for the six months ended Nov. 30, 1997 and 13.34% for the period ended May 31, 1997.
(e) Adjusted to an annual basis.


Financial statements

Statement of assets and liabilities
Government Income Portfolio
Nov. 30, 1997 (Unaudited)


Assets
Investments in securities, at value (Note 1)
  (identified cost $2,916,716,941)                        $2,982,973,037
Cash in bank on demand deposit                                29,079,723
Accrued interest receivable                                   28,273,625
Receivable for investment securities sold                    148,052,355
U.S. government securities held as collateral (Note 5)        48,924,229
                                                              ----------
Total assets                                               3,237,302,969
                                                           -------------


Liabilities
Payable for investment securities purchased                  271,327,816
Payable upon return of securities loaned (Note 5)            522,438,916
Accrued investment management services fee                        65,401
Other accrued expenses                                            25,568
Option contracts written, at value
  (premium received $68,470,442) (Note 6)                     67,402,593
                                                              ----------
Total liabilities                                            861,260,294
                                                             -----------
Net assets                                                $2,376,042,675
                                                          --------------
See accompany notes to financial statements.


Statement of operations
Government Income Portfolio
Six months ended Nov. 30, 1997 (Unaudited)


Investment income

Income:
Interest                                                                                            $ 79,006,597
                                                                                                    ------------


Expenses (Note 2):
Investment management services fee                                                                     5,819,399
Compensation of board members                                                                              8,105
Custodian fees                                                                                            64,291
Audit fees                                                                                                15,750
Other                                                                                                     22,475
                                                                                                          ------
Total expenses                                                                                         5,930,020
                                                                                                       ---------
Investment income (loss)-- net                                                                        73,076,577
                                                                                                      ----------


Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
  Security transactions (Note 3)                                                                      22,460,870
  Financial futures contracts                                                                        (39,616,512)
  Options contracts written (Note 6)                                                                  (3,646,628)
                                                                                                      ----------
Net realized gain (loss) on investments                                                              (20,802,270)
Net change in unrealized appreciation
  (depreciation) on investments                                                                       48,680,255
                                                                                                      ----------
Net gain (loss) on investments                                                                        27,877,985
                                                                                                      ----------
Net increase (decrease) in net assets resulting from operations                                     $100,954,562
                                                                                                    ------------

See accompanying notes to financial statements.


Statements of changes in net assets
Government Income Portfolio

                                                                      Six months ended       For the period from
                                                                         Nov. 30, 1997         June 10, 1996* to
                                                                           (Unaudited)              May 31, 1997

Operations
Investment income (loss)-- net                                           $  73,076,577            $  124,973,996
Net realized gain (loss) on investments                                    (20,802,270)                 (221,211)
Net change in unrealized appreciation
  (depreciation) on investments                                             48,680,255                22,413,297
                                                                            ----------                ----------
Net increase (decrease) in net assets
  resulting from operations                                                100,954,562               147,166,082
Net contributions (withdrawals) from partners                               71,105,143             2,056,776,888
                                                                            ----------             -------------
Total increase (decrease) in net assets                                    172,059,705             2,203,942,970
Net assets at beginning of period (Note 1)                               2,203,982,970                    40,000
                                                                         -------------                    ------
Net assets at end of period                                             $2,376,042,675            $2,203,982,970
                                                                        --------------            --------------

*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements
Government Income Portfolio
(Unaudited as to Nov. 30, 1997)

1. Summary of significant accounting policies

      Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. Government Income Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S.
      government and government agency securities. The Declaration of Trust permits the Trustees to issue non transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $40,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash secured put and call options on U.S. government securities. The Fund also may purchase mortgage backed security
      (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage backed security and a like duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over the counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when issued basis

      Delivery and payment for securities that have been purchased by the Portfolio on a forward commitment or when issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high grade short term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1997, the Portfolio had entered into outstanding when issued or forward commitments of $150,340,573.

Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

      The Trust,  on behalf of the  Portfolio,  has entered  into an  Investment
      Management Services Agreement with (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $2,484,312,386 and $2,323,839,728 respectively, for the period from June 1, 1997 to Nov. 30, 1997. For the same period, the portfolio turnover rate was 89%. Realized gains and losses are determined on an identified cost basis.


4. Interest rate futures contracts

      At Nov. 30, 1997, investments in securities included securities valued at $46,237,690 that were pledged as collateral to cover initial margin deposits on 4,208 open purchase contracts and 5,597 open sale contracts. The market value of the open purchase contracts at Nov. 30, 1997 was $452,952,970 with a net unrealized gain of $1,377,395. The market value of the open sale contracts at Nov. 30, 1997 was $645,244,375 with a net unrealized loss of $3,633,969. See Summary of significant accounting policies.


5. Lending of portfolio securities

      At Nov. 30, 1997, securities valued at $508,045,552 were on loan to brokers. For collateral, the Portfolio received $473,514,687 in cash and U.S. government securities valued at $48,924,229. Income from securities lending amounted to $791,225 for the period ended Nov. 30, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. Option contracts written

      The number of contracts and premium amounts associated with option contracts written is as follows:

                                                       Period ended Nov. 30, 1997

                                      Puts                        Calls                   MBS Puts and Calls

                              Contracts      Premium      Contracts        Premium     Contracts       Premiums

Balance May 31, 1997             2,209     $ 2,598,052       4,067      $ 6,810,256      13,000        $  757,616
Opened                           8,907      11,819,477      11,941       18,536,024      46,150       109,104,140
Closed                          (8,261)    (10,084,501)     (8,397)     (12,936,837)    (20,700)      (52,279,257)
Exercised                          (42)        (35,228)     (1,686)      (2,710,856)    (18,700)         (441,483)
Expired                           (148)       (180,885)     (1,876)      (2,419,670)     (4,250)          (66,406)
                                  ----        --------      ------       ----------      ------           -------
Balance Nov. 30, 1997            2,665     $ 4,116,915       4,049      $ 7,278,917      15,500      $ 57,074,610
                                 -----     -----------       -----      -----------      ------      ------------
See Summary of significant accounting policies.


Investments in securities

Government Income Portfolio
Nov. 30, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (110.9%)
Issuer                                Coupon           Maturity          Principal                   Value(a)
                                       rate              year             amount

U.S. government obligations (55.1%)
U.S. Treasury                          5.125 %           1998             $ 78,000,000                $ 77,592,840
                                       5.375             1998               10,000,000                   9,990,500
                                       5.625             1998               55,000,000                  54,954,900
                                       5.750             2003               18,500,000                  18,418,230
                                       5.875            1999-05             47,600,000(h)               47,624,487
                                       6.00             1999-00            147,750,000(h)              148,391,820
                                       6.25             2000-21             12,100,000(e,f,h)           12,239,147
                                       6.375            2000-27            302,850,000(h)              310,683,815
                                       6.50              2005                5,000,000(e,f)              5,183,050
                                       6.625             2002               48,500,000                  49,747,850
                                       6.75              2000              100,750,000(h)              102,915,117
                                       7.00              2006                8,500,000(h)                9,118,035
                                       7.125             2000               32,000,000                  32,889,600
                                       7.75             2000-01            118,250,000(e,f,h)          123,402,070
                                       8.125             2019               31,000,000(h)               38,363,430
                                       8.50              2000               22,000,000                  23,224,080
                                      10.75             2003-05             19,750,000(e,f)             24,403,215
                                      11.875             2003               66,000,000                  85,635,660
                                      12.375             2004                7,000,000                   9,412,690
  TIPS                                 3.625             2002                  500,000(i)                  504,083
Collateralized Mtge
  Securities Corp                     13.45              2020                3,750,000                   4,003,125
Resolution Funding
  Corp                                 8.125             2019                8,000,000                   9,807,440
  Zero Coupon                          6.13              2008               48,500,000(b)               25,750,105
                                       6.15              2002               11,170,000(b)                8,695,622
                                       6.36              2003               16,000,000(b)               11,404,160
                                       7.20              2018                8,000,000(b)                2,265,120
                                       7.28              2017               44,350,000(b)               13,132,220
                                       7.37              2017               79,350,000(b)               22,824,228
                                       7.43              2019               84,500,000(b)               22,395,027
                                       7.87              2018                7,500,000(b)                2,026,608
                                       8.04              2012                8,400,000(b)                3,363,360
                                                                                                      ------------
  Total                                                                                              1,310,361,634



  Mortgage backed securities (55.8%)
  Federal Home Loan Mortgage Corporation (20.0%)
                                       6.00              2025              156,250,000(j)              149,609,375
                                       6.00              2026               19,536,798                  18,761,187
                                       6.50             2003-09              7,719,350                   7,705,723
                                       7.00              2010               18,528,806                  18,759,490
                                       7.50              2024                7,710,626                   7,909,637
                                       8.00             2023-25             64,726,545                  67,197,468
                                       8.50             2022-27             20,100,488                  21,012,531
                                       9.00             2025-26             41,355,760                  44,159,227
                                      14.24              2027              199,625,260(b)                3,485,457
Collateralized Mtge
Obligation                             1.08              2027                6,187,259                   5,095,765
                                       4.00              2023               11,817,347                  11,172,711
                                       6.75              2022               22,000,000                  21,942,580
                                       8.25              2024               33,335,995                  36,311,899
                                       8.50              2022                9,150,000                  10,175,349
Interest Only                         10.00              2020                  266,685                      84,238
Principal Only                         1.32              2022                4,997,974                   4,050,858
                                       1.48              2027                2,356,107                   1,850,416
                                       2.47              2023               13,000,000                   8,013,281
                                       2.48              2008               10,119,749                   8,238,108
                                       2.92              2009                5,979,874                   4,554,982
                                       3.41             2003-07             21,486,331                  17,631,882
                                       3.82              2008                8,328,020                   6,046,923
                                                                                                       -----------
  Total                                                                                                473,769,087

  Federal National Mortgage Association (35.2%)
                                       6.00             2008-27             36,256,755                  34,883,125
                                       6.50             2023-27            153,713,110(e,f)            151,814,540
                                       7.00             2023-27            169,778,707                 170,587,391
                                       7.50%            2025-26           $ 72,316,529                $ 73,889,414
                                       8.00             2021-27             24,416,149                  25,297,719
                                       8.50             2007-26            200,875,613                 210,783,243
                                       9.00             2023-26             24,096,455                  25,799,104
Collateralized Mtge
Obligation                             3.00              2019               11,250,000                  10,292,513
                                       4.50              2010                8,204,208                   7,509,230
                                       4.70              2022                5,436,398                   5,392,744
                                       5.00              2024                6,507,327                   6,265,906
                                       5.50              2008               10,693,282                  10,286,617
                                       6.00              2008                6,166,539                   6,084,709
                                       6.50              2017                  580,768                     579,295
                                       7.00              2012                6,130,247                   6,172,668
                                       8.50              2021               12,350,000                  13,652,753
                                       9.00              2020               11,666,000                  12,818,484
Inverse Floater                        6.45              2023                6,052,314(d)                5,458,340
                                       7.58              2024                4,913,659(d)                4,055,439
Principal Only                         1.00             2020-21              6,389,197                   6,048,962
                                       1.25              2023                6,436,532                   6,105,050
                                       3.08              2023               10,788,439                   6,080,297
                                       3.85              2008                7,000,000                   5,087,031
Interest Only                          8.50              2022               15,129,619(c)                4,471,440
                                       9.50             2018-22             14,086,847(c)                4,245,834
                                      10.00             2018-22             46,501,373(c)               13,621,981
                                      10.50              2021               11,732,705(c)                3,998,961
Principal Only                         4.95              2023                9,558,975(g)                5,053,830
                                                                                                       -----------
  Total                                                                                                836,336,620

  Government National Mortgage Association (0.6%)
                                       7.50              2025               13,882,693                  14,209,075
                                      11.00              2019                  301,483                     336,657
                                                                                                       -----------
  Total                                                                                                 14,545,732

  Total bonds
  (Cost: $2,568,197,121)                                                                            $2,635,013,073

Options purchased (0.2%)
Issuer                     Number     Exercise    Expiration         Value(a)
                        of contracts    price           date

Put

  MBS                        8,500      $103      Dec. 1997        $    9,775
  MBS                       10,000        97      Jan. 1998           250,000
  U.S. Treasury Bonds
  March 98                     340       108      Feb. 1998            53,125
Call
  U.S. Treasury Bonds
  March 98                   1,300       109      Feb. 1998         3,473,431
                                                                    ---------
Total options purchased
(Cost: $4,385,854)                                                 $3,786,331


Short term securities (14.5%)
Issuer                                          Annualized               Amount                   Value(a)
                                               yield on date           payable at
                                                of purchase             maturity

U.S. government agencies (10.2%)
Federal Home Loan Mtge Corp Disc Nts
  12 05 97                                         5.47%                $  9,400,000                 $  9,391,446
  12 11 97                                         5.47                    8,300,000                    8,284,922
  12 11 97                                         5.48                   20,400,000                   20,362,872
  12 11 97                                         5.50                    6,000,000                    5,989,020
  12 11 97                                         5.50                   50,000,000                   49,908,500
  12 22 97                                         5.48                    5,900,000                    5,879,456
Federal Natl Mtge Assn Disc Nts
  12 22 97                                         5.51                   49,000,000                   48,850,550
  12 22 97                                         5.51                   17,000,000                   16,948,150
  12 22 97                                         5.51                   50,000,000                   49,824,625
  12 22 97                                         5.52                   27,400,000                   27,299,533
                                                                                                    -------------
Total                                                                                                 242,739,074

Certificates of deposit (4.3%)
ABN Yankee
  04 17 98                                         6.27                   25,000,000                   25,026,043

Canadian Imperial Bank Yankee
  03 23 98                                         6.00                   25,000,000                   25,000,000

Societe Generale Yankee
  03 20 98                                         5.98                   41,400,000                   41,399,042
  04 15 98                                         6.25                   10,000,000                   10,009,474
                                                                                                    -------------
Total                                                                                                 101,434,559

Total short term securities
(Cost: $344,133,966)                                                                               $  344,173,633

Total investment in securities
(Cost: $2,916,716,941)(k)                                                                          $2,982,973,037

Notes to investments in securities

      (a) Securities are valued by procedures described in Note 1 to the financial statements.

      (b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (c) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse
         (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

      (d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering
          Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1997.

      (e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

      Type of security                                   Notional amount

      Purchase contracts
      U.S. Treasury Note March 98, 5 year notes             $74,700,000
      U.S. Treasury Note Dec. 97, 5 year notes              308,100,000
      U.S. Treasury Note March 98, 2 year notes              38,000,000


      Sale contracts
      U.S. Treasury Note March 98, 10 year notes            122,100,000
      U.S. Treasury Note Dec. 97, 10 year notes             157,900,000
      U.S. Treasury Bonds March 98                          235,400,000
      U.S. Treasury Bonds Dec. 97                            44,300,000


  (f) At Nov. 30, 1997, securities valued at $46,237,690 were held to cover open call options written as follows:


      Issuer                                          Number of       Exercise       Expiration           Value(a)
                                                      contracts         price           date

      U.S. Treasury Bonds
        March 98                                            170          $117         Feb. 1998           $393,125
      U.S. Treasury Bonds
        March 98                                            786           118         Dec. 1997          1,252,687
      U.S. Treasury Bonds
        March 98                                            425           119         Dec. 1997            425,000
      U.S. Treasury Bonds
        March 98                                            500           116         Feb. 1998          1,953,125
      U.S. Treasury Bonds
        March 98                                          1,063           118         Feb. 1998          2,790,375
      U.S. Treasury Bonds
        March 98                                          1,105           120         Feb. 1998          1,830,156
      Mortgage Backed Security
        (MBS) Spread                                      5,500           103         Dec. 1997         56,873,437
      Mortgage Backed Security
        (MBS) Spread                                     10,000            98         Jan. 1998            312,500

      At Nov. 30, 1997, cash or short term securities were designated to cover open put options written as follows:

      Issuer                                          Number of       Exercise       Expiration           Value(a)
                                                      contracts         price           date

      U.S. Treasury Bonds March 98                        1,085          $117         Dec. 1997           $305,156
      U.S. Treasury Bonds March 98                          650           114         Feb. 1998            304,687
      U.S. Treasury Bonds March 98                          760           116         Feb. 1998            688,750
      U.S. Treasury Bonds March 98                          170           118         Feb. 1998            273,593

      (g) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of the future cash flows.

      (h) Security is partially or fully on loan. See Note 5 to the financial statements.

      (i) U.S. Treasury inflation protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi annual interest payments equal a fixed percentage of the inflation adjusted principal amount.

      (j) At Nov. 30, 1997, the cost of securities purchased on a when issued basis was $150,340,573.

      (k) At Nov. 30, 1997, the cost of securities for federal income tax purposes was approximately $2,916,717,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


      Unrealized appreciation --------------------------  $73,157,000
      Unrealized depreciation --------------------------   (6,901,000)
      Net unrealized appreciation ----------------------  $66,256,000

Financial statements

Statement of assets and liabilities
High Yield Portfolio
Nov. 30, 1997 (Unaudited)


Assets
Investments in securities, at value (Note 1)
  (identified cost $3,474,839,490)                       $3,650,617,733
Cash in bank on demand deposit                                3,002,464
Dividends and accrued interest receivable                    73,736,989
Receivable for investment securities sold                    48,594,919
                                                             ----------
Total assets                                              3,775,952,105
                                                          -------------

Liabilities
Payable for investment securities purchased                  62,619,745
Accrued investment management services fee                      112,728
Other accrued expenses                                           64,991
                                                                 ------
Total liabilities                                            62,797,464
                                                             ----------
Net assets applicable to outstanding capital stock       $3,713,154,641
                                                         --------------

See accompanying notes to financial statements.

Statement of operations
High Yield Portfolio
Six months ended Nov. 30, 1997 (Unaudited)


Investment income

Income:
Dividends                                                         $ 11,844,608
Interest                                                           149,298,575
                                                                   -----------
Total income                                                       161,143,183
                                                                   -----------

Expenses (Note 2):
Investment management services fee                                   9,770,940
Compensation of board members                                           10,608
Custodian fees                                                          81,526
Audit fees                                                              16,500
Other                                                                   40,988
                                                                        ------
Total net expenses                                                   9,920,562
                                                                     ---------
Investment income (loss) -- net                                    151,222,621
                                                                   -----------


Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)          48,640,869
Net change in unrealized appreciation
  (depreciation) on investments                                     67,224,769
                                                                    ----------
Net gain (loss) on investments                                     115,865,638
                                                                   -----------
Net increase (decrease) in net assets resulting from operations   $267,088,259
                                                                  ------------
See accompanying notes to financial statements.


Statements of changes in net assets
High Yield Portfolio


                                                                      Six months ended       For the period from
                                                                         Nov. 30, 1997         June 10, 1996* to
                                                                           (Unaudited)              May 31, 1997

Operations
Investment income (loss)-- net                                          $  151,222,621            $  255,009,695
Net realized gain (loss) on investments                                     48,640,869                11,905,305
Net change in unrealized appreciation
  (depreciation) on investments                                             67,224,769                42,485,867
                                                                            ----------                ----------
Net increase (decrease) in net assets
  resulting from operations                                                267,088,259               309,400,867
Net contributions (withdrawals) from partners                              247,002,008             2,889,633,507
                                                                           -----------             -------------
Total increase (decrease) in net assets                                    514,090,267             3,199,034,374
Net assets at beginning of period (Note 1)                               3,199,064,374                    30,000
                                                                         -------------                    ------
Net assets at end of period                                             $3,713,154,641            $3,199,064,374
                                                                        --------------            --------------
*Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements

High Yield Portfolio
(Unaudited as to Nov. 30, 1997)


1. Summary of significant accounting policies

      The High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. High Yield Portfolio invests primarily in long term corporate bonds in the lower rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation
      (AEFC) contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over the counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities

      At Nov. 30, 1997, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1997 was $55,337,512 representing 1.49% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex dividend date. For U.S. dollar denominated bonds, interest income includes level yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $1,954,014,989 and $1,521,762,924, respectively, for the six months ended Nov. 30, 1997. For the same period, the portfolio turnover rate was 45%. Realized gains and losses are determined on an identified cost basis.


 Investments in securities


High Yield Portfolio
Nov. 30, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (88.6%)
Issuer                                Coupon           Maturity          Principal                   Value(a)
                                       rate              year             amount

Mortgage backed securities (0.2%)
Federal Home
  Loan Mtge Corp                       7.50 %            2017               $    5,173(b)               $    5,411
Merrill Lynch
  Mtge Investors                       8.19              2021                7,300,939                   7,328,318
                                                                                                       -----------
Total                                                                                                    7,333,729
Aerospace & defense (1.4%)
Alliant Techsystems
  Sr Sub Nts                          11.75              2003                9,250,000                  10,175,000
K&F Inds
  Sr Sub Nts                           9.25              2007                4,500,000(c)                4,567,500
L 3 Communications
  Sr Sub Nts                          10.375             2007               10,645,000                  11,496,600
Sequa                                  9.625             1999                3,000,000                   3,105,000
  Sr Sub Nts                           9.375             2003               20,750,000                  21,683,750
                                                                                                       -----------
Total                                                                                                   51,027,850
Automotive & related (0.7%)
Hayes Wheels Intl                      9.125             2007               10,000,000                  10,300,000
Oxford Auto
  Sr Sub Nts                          10.125             2007               14,370,000(c)               15,016,650
                                                                                                       -----------
Total                                                                                                   25,316,650
Banks and savings & loans (0.7%)
First Nationwide Bank
  Sr Sub Nts                          10.625             2003               11,000,000                  12,265,000
Wilshire Financial
  Services                            13.00              2004               10,000,000(c)               14,006,250
                                                                                                       -----------
Total                                                                                                   26,271,250


Beverages & tobacco (0.4%)
Stroh Brewery
  Sr Sub Nts                          11.10              2006               14,887,000                  14,589,260

Building materials & construction (0.1%)
Southdown
  Sr Sub Nts                          10.00              2006                4,700,000                   5,134,750

Chemicals (0.9%)
Freedom Chemicals                     10.625             2006                9,000,000                  10,057,500
ISP Holdings
  Sr Nts                               9.75              2002               22,215,000                  23,520,131
                                                                                                       -----------
Total                                                                                                   33,577,631

Communications equipment & services (18.2%)
CCPR Services                         10.00              2007               22,350,000                  23,020,500
Celcaribe
  Zero Coupon                         10.42              1998                3,800,000(c,g)              6,270,000
  Zero Coupon                         13.44              1998                7,350,000(g)                7,276,500
Cencall Communications
  Zero Coupon Sr Nts                  15.37              1999               11,500,000(g)               10,407,500
Clearnet Communications
  Zero Coupon
  Sr Disc Nts                         11.82              2005               12,000,000                   9,030,000
Comcast Cellular
  Sr Nts                               9.50              2007               20,000,000                  20,900,000
Communications & Power Inds
  Sr Sub Nts                          12.00              2005               10,000,000                  11,112,500
EchoStar Communications
  Zero Coupon
  Sr Disc Nts                          7.95              2004               12,000,000(g)               10,800,000
  Zero Coupon
  Sr Disc Nts                         11.81              2004               30,500,000(g)               25,162,500
Geotek Communications
  Cv                                  12.00              2001                4,135,000(e)                2,873,825
  Zero Coupon                         17.41              2000               23,250,000(g)               13,717,500
Globalstar
  Sr Nts                              11.25              2004                7,500,000                   7,537,500
  with Warrants                       11.375             2004               13,500,000(c)               13,601,250
GST Equipment Funding
  Sr Nts                              13.25              2007                6,750,000                   7,695,000
Hypertion Telecommunications
  Sr Nts                              12.25              2004               14,000,000                  15,085,000
Impsat                                12.125             2003               10,000,000                  11,087,500
Intermedia Communications
  Sr Nts                               8.875             2007                6,400,000                   6,416,000
  Zero Coupon
  Sr Disc Nts                         11.25              2007               23,000,000(g)               15,755,000
Intl Wireless Communication
  Zero Coupon Sr Nts                  14.00              2001               14,750,000(f)                8,628,750
Iridium LLC/Capital                   11.25              2005                4,000,000                   3,880,000
                                      13.00              2005               22,150,000                  22,980,625
ITC Deltacom
  Sr Nts                              11.00              2007               14,550,000                  15,423,000
Jordon Telecom Products
  Sr Nts                               9.875             2007                8,250,000                   8,353,125
  Zero Coupon
  Sr Disc Nts                          6.98              2007               11,000,000(g)                8,690,000
Metrocall
  Sr Sub Nts                          10.375             2007               13,750,000                  14,025,000
Metronet Communications
  with Units                          12.00              2007                8,750,000                   9,953,125
NTL
  Sr Nts                              10.75              2006               40,000,000                  30,500,000
Nextlink Communications
  Sr Nts                              12.50              2006               15,000,000                  17,025,000
Norcal Waste Systems                  13.50              2005               20,300,000                  23,268,875
Omnipoint
  Sr Nts                              11.625             2006               24,100,000                  25,546,000
  Sr Nts Series A                     11.625             2006               13,450,000                  14,257,000
Optel
  with Common Stock                   13.00              2005               17,000,000(c)               17,595,000
Outsourcing Solutions
  Sr Sub Nts                          11.00              2006               20,895,000                  23,245,687
Pagemart Nationwide
  Zero Coupon Sr Nts                  15.80              2000               23,000,000(g)               19,550,000
Peoples Telephone
   Sr Nts                             12.25              2002               12,500,000                  13,125,000
Phonetel Technologies
  Sr Nts                              12.00              2006               23,500,000                  24,205,000
Pierce Leahy
  Sr Sub Nts                          11.125             2006                5,433,000(c)                6,139,290
Price Communications Celluar
  Zero Coupon
  Sr Disc Nts                         11.18              2007               12,000,000(c,f)              6,870,000
Price Wireless
  Sr Sub Nts                          11.75              2007               10,000,000(c)               10,825,000
Pricellular Wireless
  Zero Coupon
  Sr Disc Nts                         10.85              1998               18,250,000(g)               18,706,250
  Sr Sub Nts                          14.00              2001               10,000,000                  11,175,000
Pronet
  Sr Sub Nts                          11.875             2005               19,350,000                  20,607,750
RSL Communications
  with Warrants                       12.25              2006               14,500,000                  15,805,000
SC Intl Services
  Sr Sub Nts with Rights               9.25              2007               22,000,000(c)               22,770,000
Teleport Communications
  Zero Coupon Sr Nts                  11.12              2001               30,000,000(g)               23,850,000
Unifi Communications
  with Warrants                       14.00              2004               10,000,000                   9,862,500
Vialog
  with Units                          12.75              2001               11,100,000(c)               11,322,000
                                                                                                       -----------
Total                                                                                                  675,932,052




Computers & office equipment (1.3%)
Anacomp
  Sr Sub Nts                          10.875             2004               13,000,000                  13,390,000
Read Rite
  Cv                                   6.50              2004                4,375,000                   3,921,094
Softkey
  Cv                                   5.50              2000                2,500,000                   2,256,250
Unisys
  Sr Nts                              11.75              2004               17,500,000                  19,950,000
  Sr Nts                              12.00              2003                8,000,000                   9,060,000
                                                                                                       -----------
Total                                                                                                   48,577,344

Energy (3.7%)
Belco Oil & Gas
Sr Sub Nts                             8.875             2007                5,800,000                   5,807,250
Benton Oil & Gas                       9.375             2007                9,000,000(c)                9,112,500
Bellwether Exploration
  Sr Sub Nts                          10.875             2007                9,000,000                   9,765,000
Clark R & M
  Sr Sub Nts                           8.875             2007               11,000,000(c)               11,000,000
Clark Schwebel
  Deb                                 12.50              2007                4,507,412(c)                4,822,931
Costilla Energy
  Sr Nts                              10.25              2006               10,000,000                  10,500,000
Empire Gas
  Sr Nts                               7.00              2004               11,350,000(i)               10,442,000
Energy Corp of America
  Sr Sub Nts                           9.50              2007                9,000,000                   8,955,000
Forcenergy
  Sr Sub Nts                           8.50              2007                4,500,000                   4,545,000
  Sr Sub Nts                           9.50              2006                5,000,000                   5,275,000
Harcor Energy
  Sr Nts Series B                     14.875             2002               10,615,000                  12,207,250
Hurricane Hydrocarbons
  Sr Nts                              11.75              2004               15,000,000(c)               15,112,500
HS Resources
  Sr Sub Nts                           9.25              2006                4,250,000                   4,430,625
  Sr Sub Nts                           9.875             2003                9,700,000                  10,063,750
Petroleum Heat & Power
  Sub Deb                              9.375             2006                2,800,000                   2,632,000
Transamerican Energy
  Sr Nts                              11.50              2002               11,600,000(c)               11,629,000
                                                                                                       -----------
Total                                                                                                  136,299,806
Energy equipment & services (0.6%)
Dailey Intl                            9.75              2007                4,000,000(c)                4,180,000
Plains Resources                      10.25              2006                9,000,000                   9,720,000
Pride Petroleum Services
  Sr Nts                               9.375             2007                6,600,000                   7,111,500
                                                                                                       -----------
Total                                                                                                   21,011,500
Financial services (1.0%)
Arcadia Financial
  with Warrants                       11.50              2007               22,750,000                  22,636,250
Gemini                                13.50              2001               13,500,000(e,i)             13,500,000
                                                                                                       -----------
Total                                                                                                   36,136,250
Food (2.9%)
Ameriserv Food
  Sr Sub Nts                          10.125             2007                8,400,000(c)                8,757,000
Aurora Foods
  Sr Sub Nts                           9.875             2007               16,000,000                  16,720,000
Chiquita Brands Intl                   9.625             2004                8,500,000                   9,031,250
CFP Holdings
  Sr Nts                              11.625             2004               15,175,000(c)               14,719,750
Fine Host
  Cv                                   5.00              2004                2,000,000(c)                1,885,000
Gorges/Quik to Fix Food
  Sr Sub Nts Series B                 11.50              2006               14,250,000                  14,926,875
Pilgrim's Pride
  Sr Sub Nts                          10.875             2003                3,970,000                   4,198,275
Specialty Foods
  Sr Nts                              10.25              2001               20,000,000                  20,100,000
Twin Laboratories
  Sr Sub Nts                          10.25              2006               15,250,000                  16,317,500
                                                                                                       -----------
Total                                                                                                  106,655,650

Furniture & appliances (0.2%)
Lifestyle Furnishings                 10.875             2006                6,500,000                   7,263,750

Health care (0.3%)
Maxxim Medical
  Sr Sub Nts                          10.50              2006                6,600,000                   7,177,500
MVE
  Sr Nts                              12.50              2002                3,600,000                   3,663,000
                                                                                                       -----------
Total                                                                                                   10,840,500

Health care services (2.3%)
Paracelsus Healthcare
  Sr Sub Nts                          10.00              2006               22,500,000                  23,456,250
Tenet Healthcare
  Sr Sub Nts                           8.625             2007               15,000,000                  15,411,000
  Sr Sub Nts                          10.125             2005               28,250,000                  30,721,875
Vencor
  Sr Sub Nts                           8.625             2007               16,450,000(c)               16,244,375
                                                                                                       -----------
Total                                                                                                   85,833,500

Household products (0.8%)
Coty
  Sr Sub Nts                          10.25              2005                7,000,000                   7,455,000
Rayovac
  Sr Sub Nts                          10.25              2006                7,175,000                   7,766,937
Revlon Worldwide
  Zero Coupon
  Sr Disc Nts                         11.52              2001               20,000,000(f)               13,800,000
Syratech
  Sr Nts                              11.00              2007                2,360,000                   2,242,000
                                                                                                       -----------
Total                                                                                                   31,263,937

Industrial equipment & services (3.2%)
ACF Inds                              11.60              2000                1,460,000                   1,454,525
Borg Warner Security
  Sr Sub Nts                           9.125             2003               10,000,000                  10,100,000
  Sr Sub Nts                           9.625             2007                6,600,000                   6,831,000
Clark Materials Handling
  Sr Nts                              10.75              2006               11,000,000                  11,742,500
Coach USA
  Sr Nts                               9.375             2007                9,000,000                   9,157,500
Goss Graphic Systems
  Sr Sub Nts                          12.00              2006               10,000,000                  11,300,000
Motors and Gears
  Sr Nts                              10.75              2006               18,000,000                  19,125,000
Prime Succession
  Sr Sub Nts                          10.75              2004               10,000,000                  11,050,000
Shefield Steel
  with Common Stock                   11.50              2005               11,000,000(c)               11,000,000
Specialty Equipment
  Sr Sub Nts                          11.375             2003               23,300,000                  25,047,500
                                                                                                       -----------
Total                                                                                                  116,808,025

Insurance (1.2%)
Americo Life
  Sr Sub Nts                           9.25              2005               15,000,000                  15,356,250
Integon Capital                       10.75              2027               10,000,000                  13,425,000
Reliance Group
  Holdings                             9.75              2003               15,000,000                  15,787,500
                                                                                                       -----------
Total                                                                                                   44,568,750

Leisure time & entertainment (7.4%)
Affinity Group
  Sr Nts                              11.00              2007                9,000,000                   9,585,000
AMC Entertainment
  Sr Sub Nts                           9.50              2009                4,500,000                   4,623,750
CLN Holdings
  Zero Coupon
  Sr Disc Nts                         10.425             2001               29,750,000                  18,742,500
  Zero Coupon
  Sr Disc Nts                         13.655             2001                9,750,000                   5,996,250
Coast Hotels & Casino
  1st Mtge                            13.00              2002               19,800,000                  22,176,000
HMH Properties                         8.875             2007                7,000,000                   7,210,000
Hollywood Theaters
  Sr Sub Nts                          10.625             2007                5,950,000(c)                6,351,625
Icon Fitness
  Zero Coupon
  Sr Disc Nts                         14.00              2001               21,750,000(g)               12,723,750
Icon Health & Fitness
  Sr Sub Nts                          13.00              2002                7,500,000                   8,400,000
IHF Holdings
  Zero Coupon
  Sr Disc Nts                         15.00              2004                7,275,000                   6,292,875
Lady Luck Gaming
  1st Mtge                            11.875             2001                7,500,000                   7,593,750
Lodgenet Entertainment
  Sr Nts with Rights                  10.25              2006               15,000,000                  15,506,250
Plitt Theatres                        10.875             2004               27,850,000                  30,078,000
Riviera Holdings                      10.00              2004               11,000,000                  10,890,000
Trump Atlantic City Funding
  1st Mtge                            11.25              2006               26,945,000                  26,742,913
Trump Holdings
  Sr Nts                              15.50              2005               28,050,000                  32,397,750
United Artists Theatre
  Pass Thru Certificates               9.30              2015               13,637,787                  13,978,731
Venetian Casino                       12.25              2004               15,105,000                  15,293,812
  Sr Sub Nts                          10.00              2005                6,000,000(c)                5,625,000
Waterford Gaming
  Sr Nts                              12.75              2003               12,771,000                  14,239,665
                                                                                                       -----------
Total                                                                                                  274,447,621

Media (8.1%)
Acme Television
  Zero Coupon
  Sr Disc Nts                         10.87              2004                6,700,000                   4,941,250
Amer Telecasting
  Zero Coupon
  Sr Disc Nts                          9.79              2005                9,300,000                   2,976,000
Ackerley Communications
  Sr Secured Nts                      10.75              2003               13,500,000                  14,445,000
Adams Outdoor Advertising
  Sr Nts                              10.75              2006               15,300,000                  16,715,250

Adelphia Communications
  Pay in kind                          9.50              2004               27,561,773(j)               27,975,200
  Sr Deb                              11.875             2004                5,000,000                   5,450,000
Benedek Broadcasting
  Sr Nts                              11.875             2005                2,500,000                   2,812,500
Benedek Communications
  Zero Coupon
  Sr Disc Nts                         13.25              2001                9,500,000(g)                6,958,750
Big Flower Press Holdings
  Sr Sub Nts                           8.875             2007                8,000,000(c)                8,100,000
CBS                                    8.625             2012                4,500,000                   4,865,355
                                       8.875             2022                7,750,000                   8,367,907
Chancellor Media
  Sr Sub Nts                           9.375             2004               13,500,000                  14,107,500
Garden State Newspapers
  Sr Sub Nts                           8.75              2009                9,000,000(c)                9,000,000
Jacor Communications                   9.75              2006               19,000,000                  20,235,000
James Cable Partners
  Sr Nts                              10.75              2004               17,000,000(c)               17,807,500
Marcus Cable
  Sr Disc Nts                          5.47              2004               21,750,000                  19,973,200
Outdoor Systems
  Sr Nts                               9.375             2006               10,000,000                  10,550,000
  Sr Sub Nts                           8.875             2007                5,500,000                   5,692,500
Paxson Communications
  Sr Sub Nts                          11.625             2002                7,000,000                   7,507,500
Pegasus Communications
  Sr Sub Nts with
  Common Stock                         9.625             2005                6,500,000(c)                6,500,000
Pegasus Media & Communications
  Cl B                                12.50              2005               15,400,000                  17,556,000
Spanish Broadcasting
  Sr Nts with Rights                  11.00              2004                3,150,000                   3,472,875
  Sr Nts                               7.50              2002                4,000,000                   4,620,000
Transwestern Publishing
  Sr Sub Nts with
  Common stock                         9.625             2007                4,500,000(c)                4,567,500
United Intl Holdings
  Zero Coupon
  Disc Nts                            11.55              1999               22,750,000(f)               18,427,500
  Zero Coupon
  Disc Nts                            12.00              1999                7,600,000(f)                6,156,000
Viacom Intl
  Sub Deb                              8.00              2006               17,000,000                  16,872,500
  Sub Deb                              7.00              2003               15,000,000                  14,520,900
                                                                                                       -----------
Total                                                                                                  301,173,687

Metals (1.9%)
Bar Technologies                      13.50              2001               10,000,000(c)               10,825,000
EnviroSource
  Sr Nts                               9.75              2003               21,510,000                  21,644,438
Livent                                 9.75              2004                5,500,000                   5,472,500
Maxxam Group Holdings
  Sr Nts Series B                     12.00              2003               12,000,000                  13,020,000
Ryerson Tull                           9.125             2006                4,250,000                   4,611,250
WCI Steel
  Sr Nts                              10.00              2004               15,500,000                  16,236,250
                                                                                                       -----------
Total                                                                                                   71,809,438

Multi industry conglomerates (5.2%)
Axiohm Transaction Solutions
  Sr Sub Nts                           9.75              2007                4,500,000                   4,567,500
Booth Creek Ski Holdings
  Sr Nts                              12.50              2007                5,000,000                   4,937,500
Centaur Mining & Exploration
  Sr Nts                              11.00              2007               11,500,000(c)               11,615,000
Comforce
  Sr Nts with
  Common stock                        12.00              2007               15,000,000(c)               15,112,500
Crown Castle
  Zero Coupon
  Sr Disc Nts                         10.62              2007               11,000,000(c,f)              6,655,000
Deeptech Intl
  Sr Nts                              12.00              2000               10,000,000                  10,637,500
Dyersburg
  Sr Sub Nts with
  Common stock                         9.75              2007                3,750,000(c)                3,890,625
Emergent Group
  Sr Nts with
  Common Stock                        10.75              2004               10,000,000(c)                9,987,500
Global Ocean Carriers
  Sr Nts                              10.25              2007               13,500,000                  13,230,000
Isle of Capri
  1st Mortgage                        13.00              2004               16,250,000(c)               16,453,125
Jordan Inds
  Zero Coupon
  Sr Sub Debs                         11.75              2002               17,692,251(g)               10,438,428
Kitty Hawk Sr Nts                      9.95              2004                9,000,000(c)                9,090,000
Knology Holdings
  Sr Disc Nts
  with Warrants                       11.875             2007                1,100,000(c)                5,747,500
Park Ohio Inds
  Sr Sub Nts with
  Common Stocks                        9.25              2007               15,000,000(c)               15,150,000
Poindexter (JB)                       11.13              2004                9,250,000                   9,250,000
Precise Technology
  Sr Sub Nts                          11.125             2007                4,500,000                   4,657,500
Resource America                      12.00              2004                9,000,000(c)                9,270,000
Southwest Royalties
  Sr Nts with
  Common Stocks                       10.50              2004                3,750,000(c)                3,750,000
Stellex Inds
  Sr Sub Nts with
  Common Stocks                        9.50              2007               13,700,000(c)               13,734,250
Viasystems
  Sr Sub Nts with
  Common Stocks                        9.75              2007                5,700,000(c)                5,899,500
Wells Aluminum
  Sr Nts with
  Common Stocks                       10.125             2005               10,000,000                  10,487,500
                                                                                                       -----------
Total                                                                                                  194,560,928

Paper & packaging (4.9%)
Bear Island
  Sr Nts                              10.00              2007                4,500,000(c)                4,556,250
BPC Holding
  Sr Nts Pay in Kind                  12.50              2006                9,750,000(j)               10,737,188
Bway
  Sr Sub Nts                          10.25              2007                5,500,000(c)                5,967,500
Crown Paper
  Sr Sub Nts                          11.00              2005               20,000,000                  21,100,000
Gaylord Container
  Sr Nts                               9.75              2007               15,000,000                  15,000,000
  Sr Sub Disc Deb                     12.75              2005               28,000,000                  30,240,000
Riverwood Intl                        10.25              2006               15,000,000                  15,300,000
                                      10.625             2007                5,500,000                   5,733,750
                                      10.875             2008               10,000,000                   9,800,000
Silgan
  Pay in kind                         13.25              2006                5,621,000(j)                6,351,730
  Sr Sub Nts                           9.00              2009                8,250,000                   8,497,500
Stone Container
  1st Mtge                            10.75              2002               10,000,000                  10,700,000
  Sr Nts                              11.875             1998                4,500,000                   4,713,750
  Sr Nts                              12.58              2016                9,000,000                   9,922,500
Sweetheart Cup
  Sr Sub Nts                          10.50              2003                5,330,000                   5,250,050
Warren (SD)
  Sr Nts                              12.00              2004               16,500,000                  18,480,000
                                                                                                       -----------
Total                                                                                                  182,350,218

Restaurants & lodging (0.7%)
Hammons (John Q) Hotels
  1st Mtge                             8.875             2004               12,000,000                  12,180,000
Prime Hospitality
  Sr Sub Nts                           9.75              2007               11,900,000                  12,673,500
                                                                                                       -----------
Total                                                                                                   24,853,500

Retail (3.3%)
County Seat Stores
   Sr Nts with Warrants               12.75              2004                8,000,000(c)                8,240,000
Dairy Mart Convenience Stores
  Sr Sub Nts Series A                 10.25              2004               18,700,000                  18,606,500
  Sr Sub Nts Series B                 10.25              2004                6,250,000(c)                6,218,750
Food 4 Less
  Sr Sub Debs
  Pay in kind                         13.625             2007               13,181,300(j)               16,937,971
  Zero Coupon                          8.66              2000                5,000,000(g)                4,350,000
Maxim Group
  Sr Nts                               9.25              2007               12,500,000(c)               12,281,250
Pathmark Stores
  Sub Nts                             11.625             2002                8,000,000                   8,080,000
  Zero Coupon Sub Nts                 10.75              1999               12,500,000(g)                9,312,500
Penn Traffic
  Sr Nts                               8.625             2003               10,000,000                   8,525,000
Pueblo Xtra Intl
  Sr Nts                               9.50              2003               16,210,000                  15,480,550
Stater Brothers
  Holdings                            11.00              2001               14,500,000                  15,950,000
                                                                                                       -----------
Total                                                                                                  123,982,521

Textiles & apparel (1.1%)
Anvil Knitwear
  Sr Nts                              10.875             2007               14,000,000                  14,455,000
Hosiery Corp
  of America                          13.75              2002               10,000,000                  10,800,000
GEAR for Sports
  Sr Sub Nts                           9.625             2007                9,000,000(c)                9,225,000
                                      11.375             2009                7,300,000(c)                7,519,000
                                                                                                       -----------
Total                                                                                                   41,999,000

Utilities -- electric (1.5%)
AES
  Sr Sub Nts                           8.50              2007               12,800,000                  12,704,000
First Palo
  Verde Funding                       10.15              2016                3,132,000                   3,319,920
Midland Funding II                    11.75              2005                5,000,000                   5,750,000
                                      13.25              2006               12,500,000                  15,265,625
Niagara Mohawk Power
  1st Mtge                             9.75              2005                9,000,000                  10,388,340
Texas New Mexico Power
  Secured Deb                         10.75              2003                7,000,000                   7,595,000
                                                                                                       -----------
Total                                                                                                   55,022,885

Utilities -- telephone (1.1%)
BTI Telecom
  Sr Nts                              10.50              2007               11,000,000                  11,055,000
Nextel Communications
  Sr Disc Nts with
  Common stock                        11.84              2004                4,500,000                   3,881,250
Panamsat Intl Systems
  Pay in kind                         12.75              2005                   11,000                      13,475
Primus Telecom Group
  Sr Nts                              11.75              2004               11,550,000                  12,358,500
Talton Holdings
  Sr Nts with
  Common Stocks                       11.00              2007                7,600,000(c)                8,132,000
Telegroup
  Zero Coupon with
  Common Stock                        10.49              2004                5,500,000(c,f)              4,152,500
                                                                                                       -----------
Total                                                                                                   39,592,725

Miscellaneous (0.3%)
ECM Funding                           11.92              2002                1,846,304(e)                1,846,304
XCL                                   13.50              2004                8,000,000(c)                9,600,000
                                                                                                       -----------
Total                                                                                                   11,446,304

Foreign (13.0%)
ALFA Bank
  (U.S. Dollar)                       10.375             2000                5,000,000                   4,050,000
APP Intl Finance
  (U.S. Dollar)                       11.75              2005                4,500,000                   4,556,250
Australis Holdings
  (U.S. Dollar)
  Zero Coupon
  with Warrants                       14.99              2002               17,900,000(g)                7,518,000
Australis Media
  (U.S. Dollar)
  Pay in kind                         17.77              2003                  112,938                      36,140
  (U.S. Dollar)
  Zero Coupon
  with Warrants                       14.92              2003               43,500,000(g)               13,920,000
Autopistas Del Sol
  (U.S. Dollar)                       10.25              2009               13,500,000(c)               12,690,000
Cable Systems
  (U.S. Dollar)                       10.75              1999                2,316,976(e)                2,305,391
Call Net Enterprises
  (U.S. Dollar)
  Zero Coupon                          9.27              2007                5,750,000(g)                3,866,875
Canadian Forest Oil
  (U.S. Dollar)
  Sr Sub Nts                           8.75              2007                8,500,000(c)                8,585,000
CEI Citicorp Holdings
  (U.S. Dollar)                        8.50              2002                3,000,000(c)                2,887,500
  (Argentine Peso)                    11.25              2007                5,000,000(c)                4,012,500
Cia Latino Americana
  (U.S. Dollar)                       11.625             2004                3,500,000(c)                3,552,500
City of Moscow
  (U.S. Dollar)                        9.50              2000               10,000,000(c)                9,650,000
  (U.S. Dollar)
  Zero Coupon                         10.96              1997                6,000,000(g)                5,901,000
Colt Telecommunications Group
  (U.S. Dollar)
  Zero Coupon                         12.00              2006                8,500,000(g)                6,630,000
DGS Intl Finance
  (U.S. Dollar)                       10.00              2007                5,975,000                   5,736,000
Doman Inds
  (U.S. Dollar)                        8.75              2004               10,500,000                  10,368,750
  (U.S. Dollar)                        9.25              2007                3,500,000(c)                3,482,500
Dominion Textiles
  (U.S. Dollar) Sr Nts                 8.875             2003                5,000,000                   5,150,000
Espirito Santo Centrais
  (U.S. Dollar)                       10.00              2007                9,000,000(c)                8,145,000
Fresh Del Monte Produce
  (U.S.  Dollar)                      10.00              2003               22,000,000                  22,990,000
Govt of Algeria
  (U.S. Dollar)                        7.06              2006                5,750,000                   4,571,250
Govt of Argentina
  (U.S. Dollar)                        9.75              2027                5,000,000                   4,612,500
Greater Beijing First
  (U.S. Dollar)                        9.25              2004                3,500,000(c)                3,272,745
  (U.S. Dollar)                        9.50              2007                5,000,000(c)                4,562,600
Grupo Industrial Durango
  (U.S. Dollar)                       12.625             2003                5,000,000                   5,562,500
Grupo Iusacell Sa De
  (U.S. Dollar)                       10.00              2004                4,550,000(c)                4,606,875
Grupo Televisa
  (U.S. Dollar) Sr Nts                11.875             2006                3,250,000                   3,680,625
  (U.S. Dollar)
  Zero Coupon Sr Nts                  13.25              2001                4,900,000(g)                3,724,000
GST Telecommunications
  (U.S. Dollar) Sr Nts                12.75              2007                6,750,000                   6,834,375
Guangdong Enterprises
  (U.S. Dollar) Sr Nts                 8.875             2007                3,600,000(c)                3,418,452
Gulf Canada Resources
  (U.S. Dollar)                        9.25              2004               13,500,000                  14,225,625
Hutchison Whampoa
  (U.S. Dollar)                        7.45              2017                2,500,000(c)                2,321,875
Hyundai Semiconductor
  (U.S. Dollar)                        8.625             2007               15,000,000(c)               14,060,100
Imexsa Export Trust
  (U.S. Dollar)                       10.125             2003               10,000,000(c)               10,362,500
Ionica
  (U.S. Dollar)
  Zero Coupon                          7.45              2007               21,000,000(g)                8,610,000
ITT Publimedia
  (U.S. Dollar)                        9.375             2007                6,500,000                   6,825,000
MDC Communications
  (U.S. Dollar)
  Sr Sub Nts                          10.50              2006               12,100,000                  12,947,000
Metronet Communications
  (U.S. Dollar)
  Zero Coupon                         10.66              2007               12,800,000(c,f)              7,616,000
Mexican Cetes
  (Mexican Peso)
  Zero Coupon                                            1998               85,160,000(f)                9,347,162
Microcell Telecommunications
  (U.S. Dollar)
  Zero Coupon                         17.90              2007               12,140,000(f)                4,349,568
Netia Holdings
  (U.S. Dollar)                       10.25              2007               13,500,000(c)               13,162,500
  (U.S. Dollar)
  Zero Coupon                         11.85              2007                8,500,000(c,f)              5,100,000
Newsquest Capital
  (U.S. Dollar) Series B              11.00              2006                4,650,000                   5,173,125
PCI Chemical
  (U.S. Dollar)
  Sr Nts with
  Common Stock                         9.25              2007                4,500,000(c)                4,466,250
PLD Telekom
  (U.S. Dollar)
  Sr Disc Nts
  with Warrant                         5.26              2004                4,000,000                   4,000,000
Philippine Long Distance Telephone
  (U.S. Dollar)                        7.85              2007                7,500,000(c)                6,600,150
  (U.S. Dollar)                        8.35              2017                7,500,000(c)                6,337,425
Poland Telecom
  (U.S. Dollar)
  With Warrants                       14.00              2007                1,200,000(c)               12,300,000
Repap New Brunswick
  (U.S. Dollar) Sr Nts                 9.875             2000               15,450,000                  15,720,375
  (U.S. Dollar) Sr Nts                10.625             2005               28,500,000                  27,360,000
Rogers Cablesystems
  (U.S. Dollar)
  Sr Secured Nts                       9.625             2002                9,000,000                   9,540,000
Russia Federal Loan
  (Russian Ruble)                     14.00              2000               30,008,877,650               3,939,565
Tarkett Intl
  (U.S. Dollar)                        9.00              2002               10,000,000                  10,137,500
Tatneft Finance
  (U.S. Dollar)                        9.00              2002                3,800,000(c)                3,439,000
Telewest
  (U.S. Dollar)
  Zero Coupon                         11.00              2000               20,000,000(g)               15,250,000
Tjiwi Kimia
  (U.S. Dollar)                       10.00              2004               10,000,000(c)                9,050,000
  (U.S. Dollar)                       13.25              2001                7,000,000                   7,297,500
United Mexican States
  (U.S. Dollar)                       11.50              2026                5,000,000                   5,793,750
Veninfotel
  (U.S. Dollar) Cv
  Pay in kind                         10.00              2002                9,000,000(e,j)             12,510,000
Veritas Holdings
  (U.S. Dollar)                        9.625             2003               23,470,000                  25,112,900
                                                                                                       -----------
Total                                                                                                  483,834,198

Total bonds
(Cost: $3,149,507,745)                                                                              $3,289,515,209

Common stocks (0.6%)
Issuer                                     Shares               Value(a)

Arena Brands                              111,111(d,e)      $ 2,388,886
Celcaribe                               1,195,110(d)          4,780,440
Communication  & Power Inds                 7,936(d)            968,624
EchoStar Communications                   150,000(d)          2,681,250
Gaylord Container                       1,000,000(d)          6,812,500
HarCor                                    100,000(d)            300,000
Imperial Credit REIT                       80,600             1,259,375
INFINT  Diversified Holdings               42,418(e)            636,270
Lady Luck Gaming                          200,000(d)            225,000
Nextel Communications                      41,056(d)          1,036,664
Optel                                      17,000(d)                170
Pagemart Nationwide                        50,750(d)            253,750
Pegasus Communications                     16,923(d)            373,364
Specialty Food  Acquisition               300,000(d)            112,500
Wireless One                               25,000(d)             64,844

Total common stocks
(Cost: $21,064,231)                                         $21,893,637

Preferred stocks & other (8.6%)
Issuer                                     Shares                Value(a)

American Radio Systems
  11.375% Pay in kind                      94,753(j)          $11,370,360
American Telecasting
  Warrants                                 85,225                   4,261
Asia Pulp & Paper
  12%                                      17,600              16,544,000
Australis Holdings
  Warrants                                 13,400                     134
Bar Technologies
  Warrants                                 10,000                 550,000
Benedek Communications
  15%                                      70,000(d)            8,680,000
  Warrants                                 70,000                  70,000
Cablevision Systems
  11.125%  Pay in kind                    340,764(j)           38,932,287
  11.75%  Pay in kind                     126,308(j)           14,778,036
Clearnet Communications
  Warrants                                 42,240                 380,160
Communications & Power Inds
  14%                                     154,638(d)           16,237,025
Core Capital
  10% Units Cv                            222,223(e)           10,000,035
Crown Packaging
  Warrants                                 10,000                   1,250
Dairy Mart Convenience Stores
  Warrants                                311,333(e)              155,667
Earthwatch
  12%  Cv                                 700,000(c)            7,000,000
Echo Star Communications
  12.125% Pay in kind                      10,375              10,634,375
Fairfield Manufacturing
  11.25% Pay in kind                       11,130              11,797,800
First Nationwide Bank
  11.5% Preferred                         166,500              18,991,406
Foodmaker
  Warrants                                  7,000                 311,500
Geotek Communications
  Warrants                                872,500                 872,500
Globalstar
  Warrants                                 13,500(c)            1,451,250
GPA Financial
  8%  Cv                                   38,721(e)            3,803,679
HarCor Energy
  Warrants                                110,000                 165,000
Hem En
  Warrants                                 36,000(k)                   --
Hosiery Corp of America
  Warrants                                 10,000                  70,000
Houlihan's Restaurant
  Warrants                                  5,886(k)                   --
Hyperion Telecom
  12.875% Pay in kind                       4,500(c,j)          4,398,750
Intermedia Communications
  13.5% Pay in kind                       114,540(c,j)         13,630,260
  Warrants                                 22,750               1,706,250
Intl Wireless Communication
  Warrants                                 14,750                 663,750
Ionica
  Warrants                                 25,500(k)                   --
Iridium
  Warrants                                 17,150(c)            2,229,500
IXC Communications
  12.50% Pay in kind                        4,500               5,141,250
Nextel Communications
  Warrants                                 18,902(k)                   --
NTL
  12%                                       5,162(c)            5,936,300
Pantry Pride
  14.88%                                   50,000               5,050,000
Paxson Communications
  12.5% Pay in kind                       142,310(j)           14,657,930
Pegasus Communications
  12.75%                                   63,984               8,741,775
Price Communications
  Warrants                                 41,280                  82,560
Primedia
  11.625% Pay in kind                          --(j)                   84
Primus Telecom
  Warrants                                 11,550                 115,500
RSL
  Warrants                                  9,500                 878,750
SDW Holdings
  15%                                     274,350(d)           13,031,625
SFX Broadcasting
  12.625% Pay in kind                      27,500(j)            3,251,875
SGW Holding
  12.50% Pay in kind                        2,750(c,j)          2,750,000
  12.625% Pay in kind Cv                   87,091(j)              899,946
Sinclair Capital
  11.63%                                  140,000              15,470,000
Superior Natl Capital
  10.38%                                    3,700               3,737,000
Time Warner
  10.25% Pay in kind                       15,822(j)           18,037,080
TransDigm
  Warrants                                 11,195(e)            5,317,455
Unifi
  Warrants                                 10,000                 200,000
Warren (SD)
  14%                                     434,930(d)           20,441,710
Wireless One
  Warrants                                 23,250                   5,813

Total preferred stocks & other
(Cost: $284,234,515)                                         $319,175,888


Short term securities (0.5%)
Issuer                                          Annualized                  Amount                      Value(a)
                                               yield on date              payable at
                                                of purchase                maturity

U.S. government agencies (--%)
Federal Home Loan Bank Disc Nt
  12 17 97                                         5.47%                  $1,100,000              $     1,097,008
Federal Home Loan Mtge Corp Disc Nt
  12 05 97                                         5.50                      900,000                      899,178
                                                                                                     -------------
Total                                                                                                   1,996,186

Commercial paper (0.5%)
Ameritech Capital Funding
  12 12 97                                         5.56                      600,000                      598,802
BOC Group
  12 22 97                                         5.58                    1,300,000                    1,295,390
Colgate Palmolive
  12 22 97                                         5.60                    2,200,000(h)                 2,192,171
Fleet Funding
  01 08 98                                         5.70                    5,500,000                    5,465,472
Heinz (HJ)
  12 03 97                                         5.55                    1,200,000                    1,199,263
  12 11 97                                         5.55                    2,600,000                    2,595,207
Intl Finance
  12 03 97                                         5.57                      800,000                      799,507
Lincoln Natl
  12 16 97                                         5.59                    2,300,000(h)                 2,293,950
Metlife Funding
  12 11 97                                         5.55                    1,600,000                    1,597,051
                                                                                                     -------------
Total                                                                                                  18,036,813

Total short term securities
(Cost: $20,032,999)                                                                               $    20,032,999

Total investment in securities
(Cost: $3,474,839,490)(l)                                                                          $3,650,617,733

Notes to investments in securities

      (a) Securities are valued by procedures described in Note 1 to the financial statements.

      (b) Adjustable rate mortgage; interest rate varies to reflect current market conditions, rate shown is the effective rate on Nov. 30, 1997.

      (c) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

      (d) Non income producing. For long term debt securities, item identified is in default as to payment of interest and/or principal.

      (e) Identifies issues considered to be illiquid (see Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1997 is as follows:

       Security                            Acquisition dates         Cost

       Arena Brands                            09 03 92          $5,888,888
       Cable Systems
         (U.S. Dollar)                         02 02 96            2,231,874
       Core Capital
         10% Unit Cv                           10 30 97           10,000,035
       Dairy Mart Convenience Stores
         Warrants                       11 28 95 thru 10 27 96       239,401
       ECM Funding                             04 13 92            1,846,304
       Gemini                                  11 01 96           13,500,000
       Geotek Communications
         Cv                                    03 04 96            4,135,000
       GPA Financial
         8% Cv                                 12 23 96            3,820,010
       IFINT Diversified Holdings
         Common                                08 18 94                   --
       TransDigm
         Warrants                       09 29 93 thru 04 24 96     1,027,805
       Veninfotel
         (U.S. Dollar) Cv Pay in kind          03 05 97            8,000,000
         (U.S. Dollar) Cv Pay in kind          07 23 97            1,000,000

      (f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


      (g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

      (h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

      (i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1997.

      (j) Pay in kind securities are securities in which the issuer has the options to make interest or dividend payments in cash or in additional securities. These securities issued as interest or dividends, usually have the same terms, including maturity date, as the pay in kind securities.

      (k) Negligible market value.

      (l) At Nov. 30, 1997, the cost of securities for federal income tax purpose was approximately $3,473,984,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


       Unrealized appreciation       ----------------- $232,733,000
       Unrealized depreciation       -----------------   56,099,000
       Net unrealized appreciation   ----------------- $176,634,000

 Financial statements


Statement of assets and liabilities
Quality Income Portfolio
Nov. 30, 1997 (Unaudited)


Assets
Investments in securities, at value (Note 1)
  (identified cost $1,530,823,220)                       $1,616,509,179
Cash in bank on demand deposit                                   82,529
Accrued interest receivable                                  22,470,641
U.S. government securities held as collateral (Note 4)       69,880,900
Total assets                                              1,708,943,249


Liabilities
Payable for investment securities purchased                      47,500
Payable upon return of securities loaned (Note 4)            88,558,400
Accrued investment management services fee                       45,323
Other accrued expenses                                           28,416
Total liabilities                                            88,679,639
Net assets applicable to outstanding capital stock       $1,620,263,610
See accompany notes to financial statements.



Statement of operations
Quality Income Portfolio
Six months ended Nov. 30, 1997 (Unaudited)


Investment income

Income:
Dividends                                                                                              $  403,750
Interest                                                                                               56,571,543
                                                                                                       ----------
Total income                                                                                           56,975,293

Expenses (Note 2):
Investment management services fee                                                                      4,138,691
Compensation of board members                                                                               8,105
Custodian fees                                                                                             63,161
Audit fees                                                                                                 14,750
Other                                                                                                      11,868
                                                                                                           ------
Total expenses                                                                                          4,236,575
  Earning credits on cash balances (Note 2)                                                               (2,504)
                                                                                                          ------
Total net expenses                                                                                      4,234,071
                                                                                                        ---------
Investment income (loss) -- net                                                                        52,741,222


Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
  Security transactions (Note 3)                                                                        2,061,188
  Financial futures contracts                                                                        (10,400,542)
                                                                                                     -----------
Net realized gain (loss) on investments                                                               (8,339,354)
Net change in unrealized appreciation
  (depreciation) on investments                                                                        57,065,978
                                                                                                       ----------
Net gain (loss) on investments                                                                         48,726,624
                                                                                                       ----------
Net increase (decrease) in net assets resulting from operations                                      $101,467,846
                                                                                                     ------------
See accompanying notes to financial statements.


Statements of changes in net assets
Quality Income Portfolio


                                                                      Six months ended       For the period from
                                                                         Nov. 30, 1997          June 10, 1996* to
                                                                           (Unaudited)               May 31, 1997

Operations
Investment income (loss)-- net                                           $  52,741,222            $  112,252,618
Net realized gain (loss) on investments                                     (8,339,354)                9,395,624
Net change in unrealized appreciation
  (depreciation) on investments                                             57,065,978                20,434,131
                                                                            ----------                ----------
Net increase (decrease) in net assets
  resulting from operations                                                101,467,846               142,082,373
Net contributions (withdrawals) from partners                              (96,858,305)            1,473,541,696
                                                                           -----------             -------------
Total increase (decrease) in net assets                                      4,609,541             1,615,624,069
Net assets at beginning of period (Note 1)                               1,615,654,069                    30,000
                                                                         -------------                    ------
Net assets at end of period                                              1,620,263,610             1,615,654,069
                                                                         -------------             -------------
*Commencement of operations.
See accompanying notes to financial statements.
of change in net assets

Notes to financial statements

Quality Income Portfolio
(Unaudited as to Nov. 30, 1997)

1. Summary of significant accounting policies

      Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. Quality Income Portfolio invests primarily in investment grade bonds. The Declaration of Trust permits the Trustees to issue non transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over the counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign  currency  translations and foreign  currency  contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities

      At Nov. 30, 1997, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1997 was $4,882,464 representing 0.3% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex dividend date. For U.S. dollar denominated bonds, interest income includes level yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended Nov. 30, 1997, the Portfolio's custodian fees were reduced by $2,504 as a result of earnings credit from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $155,509,631 and $137,805,238, respectively, for the six months ended Nov. 30, 1997. For the same period, the portfolio turnover rate was 9%. Realized gains and losses are determined on an identified cost basis.


4. Lending of portfolio securities

      At Nov. 30, 1997, securities valued at $86,496,200 were on loan to brokers. For collateral, the Portfolio received $18,677,500 in cash and U.S. government securities valued at $69,880,900. Income from securities lending amounted to $52,529 for the six months ended Nov. 30, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. Interest rate futures contracts

      At Nov. 30, 1997, investments in securities included securities valued at $12,317,300 that were pledged as collateral to cover initial margin deposits on 380 open sales contracts. The market value of the open contracts at Nov. 30, 1997, was $45,231,875 with a net unrealized loss of $154,375. See Summary of significant accounting policies.


Investments in securities


Quality Income Portfolio
Nov. 30, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.2%)
Issuer                                Coupon           Maturity          Principal                   Value(a)
                                       rate              year             amount

U.S. government obligations (30.1%)
U.S. Treasury                          5.875%           2000-04            $33,000,000(b)              $33,063,430
                                       6.00              2000               11,400,000(b)               11,457,912
                                       6.875             1999               60,000,000                  61,032,600
                                       7.25              2004               51,800,000(b)               55,682,372
                                       7.50             2001-16            179,000,000(b)              196,971,130
                                       8.00              2021               15,000,000(k)               18,475,950
  Tips                                 3.375             2007                8,050,000(m)                8,080,986
Resolution Funding Corp
  Zero Coupon                          7.98              2016               47,000,000(c)               14,798,420
                                       8.19              2014               48,000,000(c)               17,629,920
                                       8.27              2014               10,000,000(c)                3,560,500
                                       8.94              2006               25,000,000(c)               15,503,500
                                       8.95              2006               68,000,000(c)               40,314,480
Overseas Private
  Investment                           6.99              2009               10,000,000                  10,325,000
                                                                                                       -----------
Total                                                                                                  486,896,200

Mortgage backed securities (16.2%)
Collateralized Mtge
  Obligation Trust                     7.75              2012                  340,130                     341,963
Federal Home Loan
  Mtge Corp                            7.50              2024               15,781,816                  16,189,145
                                       8.00             2016-25              9,775,755                  10,134,533
                                       8.50             2017-26             21,269,325                  22,246,591
                                       9.00             2020-21              4,915,825                   5,259,480

Federal Housing
  Admin                                7.43              2024                9,005,027                   9,266,736
Federal Natl Mtge
  Assn                                 6.50              2023               11,359,139                  11,221,239
                                       7.50              2027               39,141,016                  39,940,658
                                       8.00             2026-27             27,705,829                  28,682,889
                                      10.00              2002                      116                         121
  Collateralized Mtge
    Obligation                         8.00              2021                9,595,822                   9,697,884
                                       8.50              2019                1,448,659                   1,607,724
    Principal Only                     9.50              2018                1,007,211(e)                  792,691
                                       9.89              2020                1,835,820(e)                1,668,465
    Trust Series Z                     6.00              2024               21,277,554(d)               18,359,550
Govt Natl Mtge Assn                    7.50              2026               19,815,015                  20,247,378
                                       8.00             2022-26             39,031,411                  40,521,772
                                       8.50              2026               16,878,989                  17,702,684
                                       9.00             2024-25              5,282,405                   5,671,666
Prudential Bache
  Collateralized Mtge
    Obligation                         7.965             2019                3,349,400                   3,466,389
                                                                                                       -----------
Total                                                                                                  263,019,558

Automotive & related (1.4%)
Daimler Benz North America
  Medium term Nts                      7.375             2006               14,000,000                  14,884,940
General Motors                         8.875             2003                7,050,000                   7,845,240
                                                                                                       -----------
Total                                                                                                   22,730,180

Banks and savings & loans (5.4%)
BankAmerica
  Series B                             7.70              2026                5,000,000(g)                5,057,750
BankBoston Capital Trust
  Company Guaranty
  Series B                             8.25              2026                5,000,000                   5,311,000
First Bank System                      6.875             2007                8,550,000                   8,691,673
First Chicago
  Sr Nts                               9.00              1999                7,900,000                   8,216,158
Firstar Capital Trust                  8.32              2026               10,000,000                  10,838,200
Morgan (JP)
  Medium term Nts                      4.00              2012                9,350,000(i)                9,042,103
NationsBank                            9.25              2001                8,950,000                   9,816,181
NCNB
  Sub Nts                              9.125             2001               10,000,000                  10,969,100
Swiss Bank
  Sub Deb                              7.75              2026               11,369,000                  12,534,664
Washington Mutual Capital I
  Company Guaranty                     8.375             2027                5,800,000(g)                6,218,006
                                                                                                       -----------
Total                                                                                                   86,694,835

Chemicals (1.5%)
Dow Chemical                           8.85              2021               10,000,000                  12,234,100
USA Waste Services
  Sr Nts                               7.125             2007               11,900,000                  12,249,622
                                                                                                       -----------
Total                                                                                                   24,483,722

Communications equipment & services (0.6%)
BellSouth
  Telecommunications                   7.00              2095               10,000,000                  10,248,400

Computers & office equipment (0.3%)
Hewlett Packard
  Zero Coupon                          3.125             2017               10,000,000(c,g)              5,187,500

Electronics (0.3%)
Harris                                10.375             2018                3,900,000                   4,241,718

Energy (2.5%)
PDV America                            7.875             2003               16,500,000                  17,061,165
Texaco Capital
  Gtd Deb                              7.50              2043               12,000,000                  12,834,480
USX                                    9.375             2022                9,200,000                  11,423,088
                                                                                                       -----------
Total                                                                                                   41,318,733

Energy equipment & services (0.4%)
Foster Wheeler                         6.75              2005                5,850,000                   5,899,725



Financial services (4.4%)
Aristar
  Sr Deb                               8.875             1998               10,520,000                  10,705,994
Beneficial                             9.125             1998               10,000,000                  10,063,800
General Motors Acceptance
  Medium Term Nts                      5.95              1998                8,000,000                   8,011,360
General Motors
  Acceptance                           7.00              2000               14,300,000                  14,540,240
Greyhound Financial
  Medium Term Nts                      7.95              1999                9,600,000                   9,861,504
Railcar Leasing
  Sr Nts                               7.125             2000               12,150,000(g)               12,643,776
Salomon                                7.75              2000                5,000,000                   5,165,400
                                                                                                       -----------
Total                                                                                                   70,992,074

Health care (0.8%)
Lilly (Eli)                            6.77              2036               13,300,000                  13,463,457

Industrial equipment & services (1.3%)
Browning Ferris Inds                   9.25              2021                7,000,000                   8,761,620
Deere & Co                             8.95              2019               10,000,000                  11,875,300
                                                                                                       -----------
Total                                                                                                   20,636,920

Insurance (4.5%)
American United Life                   7.75              2026                4,800,000(l)                4,882,464
Arkwright Trust                        9.625             2026                4,000,000(g)                4,767,520
Berkley (WR)                           8.70              2022               10,000,000                  11,728,600
Conseco Financing Trust II
  Company Guaranty                     8.70              2026                6,600,000                   7,204,890
Equitable Life
  Assurance                            7.70              2015                5,000,000(g)                5,333,700
Nationwide Trust                       9.875             2025               11,500,000(g)               13,511,120
SAFECO Capital Trust I
  Company Guaranty                     8.07              2037               15,000,000(g)               15,590,400
SunAmerica                             9.95              2012                8,000,000                  10,224,080
                                                                                                       -----------
Total                                                                                                   73,242,774
Media (0.8%)
Time Warner
  Entertainment                        8.375%            2033              $12,000,000                 $13,460,520

Retail (2.6%)
Dayton Hudson                          7.875             2023               18,850,000                  19,758,193
Rite Aid                               5.25              2002                9,000,000                  10,125,000
Wal Mart CRAVE
  Trust                                7.00              2006               11,211,435(g)               11,457,862
                                                                                                       -----------
Total                                                                                                   41,341,055

Transportation (0.6%)
Burlington Northern
  Santa Fe                             7.00              2025               10,000,000                  10,024,000

Utilities -- electric (5.0%)
Arizona Public Service
  Sale Lease Backed
  Obligation                           8.00              2015                9,000,000                   9,697,500
Cajun Electric Power
  Mtge Trust                           8.92              2019                4,960,000                   5,390,974
Commonwealth Edison
  1st Mtge Series 90                   6.50              2000                9,000,000                   9,051,750
Long Island Lighting                   9.625             2024                7,000,000                   7,227,500
Long Island Lighting                   8.625             2004                3,000,000                   3,197,520
RGS Funding
  Sale Lease Backed
  Obligation                           9.82              2022                4,969,237                   6,371,357
RGS Funding I & M
  Sale Lease Back
  Obligation                           9.82              2022                4,969,232                   6,371,351
Salton Sea Cl C                        7.84              2010               10,000,000                  10,648,800
Texas Utilities Electric
  1st Mtge                             9.75              2021               13,000,000                  14,886,170
Wisconsin Electric
  Power                                6.875             1995                8,000,000                   7,994,080
                                                                                                       -----------
Total                                                                                                   80,837,002


Utilities -- telephone (2.8%)
AT&T                                   8.35              2025                5,000,000                   5,451,900
GTE                                   10.25              2020                6,050,000                   6,817,080
New York Telephone                     9.375             2031               14,000,000                  16,013,200
Pacific Bell                           8.50              2031               15,000,000                  16,320,750
                                                                                                       -----------
Total                                                                                                   44,602,930

Foreign (15.7%)(h)
ABN Amro Bank
  (U.S. Dollar)                        7.75              2023               12,000,000                  12,867,240
Alcan Aluminum
  (U.S. Dollar)                        8.875             2022                9,600,000                  10,471,392
BAA PLC
  (British Pound)                      9.36              2006                1,500,000                   2,691,306
Banco General
  (U.S. Dollar)                        7.70              2002                6,400,000(g)                6,305,728
Bank of China
  (U.S. Dollar)                        8.25              2014                7,100,000                   7,187,543
Bayerische Landesbank
  (U.S. Dollar)
  Deposit Nts                          5.625             2001               13,750,000                  13,582,938
Dao Heng Bank
  (U.S. Dollar) Sub
  Nts                                  7.75              2007                7,000,000(g)                6,518,820
Deutsche Bank
  (U.S. Dollar)
  Zero Coupon                          4.50              2017                6,510,000(c,g)              2,905,087
Gruma
  (U.S. Dollar)                        7.625             2007                2,000,000(g)                1,940,000
Guangdong Enterprises
  (U.S. Dollar) Sr Nts                 8.875             2007                5,800,000(g)                5,507,506
Hutchinson Whampoa
  (U.S. Dollar)                        7.50              2027               14,025,000(g)               13,261,900
Hyundai Semiconductor
  (U.S. Dollar) Sr Nts                 8.625             2007               10,800,000(g)               10,123,272
Israel Electric
  (U.S. Dollar)                        7.875             2026                9,000,000(g)                9,305,730
Japan Finance
  (U.S. Dollar)                        9.25              1998               25,950,000                  26,646,239
Jasmine Submarine Telecom
  (U.S. Dollar)                        8.48              2011                5,000,000(g)                4,312,050
KFW Intl Finance
  (U.S. Dollar)
  Medium Term Nts                      8.50              1999               10,000,000                  10,457,300
Korea Development Bank
  (U.S. Dollar)                        7.25              2006                4,600,000                   4,214,014
Korea Electric Power
  (U.S. Dollar)                        8.00              2002                9,000,000                   8,628,120
Korea Electric Power
  (U.S. Dollar)
  Zero Coupon                          9.27              2016               35,000,000(f)                4,783,100
People's Republic of China
  (U.S. Dollar)                        9.00              2096               10,000,000                  10,611,300
Perez
  (U.S. Dollar)                        8.125             2007                5,000,000(g)                4,800,000
Petronas
  (U.S. Dollar)                        7.75              2015               10,000,000                   9,554,800
Ras Laffan Gas
  (U.S. Dollar)                        8.29              2014               10,000,000(g)               10,618,900
Republic of Austria Euro
  (U.S. Dollar)                       10.00              1998                3,150,000                   3,218,906
Republic of Italy
  (U.S. Dollar)                        6.875             2023               23,200,000                  23,807,840
Rodamco NV
  (U.S. Dollar)                        7.30              2005               10,000,000                  10,544,300
State of Israel
  (U.S. Dollar)                        6.375             2005               10,800,000                  10,687,572
Telekom Malaysia
  (U.S. Dollar)                        7.875             2025               10,000,000(g)                9,457,800
                                                                                                       -----------
Total                                                                                                  255,010,703

Total bonds
(Cost: $1,489,411,047)                                                                              $1,574,332,006


See accompanying notes to investments in securities.


Preferred stock (0.6%)
Issuer                                                                        Shares                      Value(a)

Salomon Income Financing Trust
  9.50%                                                                      340,000                   $9,265,000

Total preferred stock
(Cost: $8,500,000)                                                                                     $9,265,000

Short term securities (2.0%)
Issuer                                          Annualized                  Amount                        Value(a)
                                               yield on date              payable at
                                                of purchase                maturity

U.S. government agencies (0.8%)
Federal Home Loan Bank Disc Nt
  12 17 97                                         5.47%                 $ 2,500,000                 $  2,493,200
Federal Home Loan Mtge Corp Disc Nt
  12 22 97                                         5.52                    9,800,000                    9,765,564
Federal Natl Mtge Assn Disc Nt
  12 11 97                                         5.45                    1,400,000                    1,397,466
                                                                                                    -------------
Total                                                                                                  13,656,230

Commercial paper (1.2%)
A.I. Credit
  12 03 97                                         5.53                    2,500,000                    2,498,469
CAFCO
  12 17 97                                         5.60                    2,600,000(j)                 2,592,746
Consolidated Natural Gas
  12 18 97                                         5.58                    1,500,000                    1,495,590
May Dept Stores
  12 09 97                                         5.56                      500,000                      499,231
PACCAR Financial
  12 04 97                                         5.55                    1,900,000                    1,898,541
USAA Capital
  12 17 97                                         5.58                   10,300,000                   10,271,366
                                                                                                    -------------
Total                                                                                                  19,255,943

Total short term securities
(Cost:  $32,912,173)                                                                                $  32,912,173

Total investments in securities
(Cost: $1,530,823,220)(n)                                                                          $1,616,509,179

Notes to investments in securities

      (a) Securities are valued by procedures described in Note 1 to the financial statements.

      (b) Security is partially or fully on loan. See Note 4 to the financial statements.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

      (e) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

      (f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of aquisition to interest reset date disclosed.

      (g) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

      (h) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

      (i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1997.

      (j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the board.

      (k) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      Type of security                                     Notional amount

      Sales Contracts
      U.S. Treasury Bonds                                    $380,000,000

      (l) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1997, is as follows:

      Security                  Acquisition date                     Cost
      American United Life*             02 13 96               $4,800,000

      *Represents a security sold under Rule 144A, which is exempt from registration under the securities Act of 1933, as amended.

      (m) U.S. Treasury inflation protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi annual interest payments equal a fixed percentage of the inflation adjusted principal amount.

      (n) At Nov. 30, 1997, the cost of securities for federal income tax purposes was approximately $1,530,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation -------------------------- $91,265,000
      Unrealized depreciation --------------------------  (5,525,000)

      Net unrealized appreciation ---------------------- $85,740,000

                American Express Service Corporation, Distributor





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